Impairment loss (reversal) - Narrative (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($)	Dec. 31, 2022 USD ($) $ / Ounce	Dec. 31, 2021 USD ($)
Statement Line Items [Line Items]
Impairment loss (reversal)	$ 230,500	$ 145,903	$ (160,000)
Impairment loss recognised in profit or loss, goodwill	16,100
Goodwill at end of period	0
Impairment	$ 214,400
Kemess Project
Statement Line Items [Line Items]
Proportion of ownership interst in project		100.00%
Impairment loss (reversal)		$ 145,900
Impairment loss (reversal of impairment loss) recognised in profit or loss, net of tax		$ 138,200
Minimum | Kemess Project
Statement Line Items [Line Items]
Gold and silver mineral reserves, per in-site gold equivalent ounce | $ / Ounce		12.10
Copper mineral reserves, per in-site gold equivalent ounce | $ / Ounce		4.00
Maximum | Kemess Project
Statement Line Items [Line Items]
Gold and silver mineral reserves, per in-site gold equivalent ounce | $ / Ounce		22.40
Copper mineral reserves, per in-site gold equivalent ounce | $ / Ounce		6.60
Mount Milligan Mine
Statement Line Items [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss, net of tax			$ (117,300)